CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED NOVEMBER 14, 2014,

TO THE PROSPECTUS DATED JANUARY 1, 2014, AS REVISED FEBRUARY 14, 2014, JUNE 3, 2014 &

SEPTEMBER 5, 2014

CORE FIXED INCOME INVESTMENTS

In response to changes to the portfolio management team at one of the Fund’s Sub-advisers that occurred on or about September 26, 2014, the following replaces the disclosure for Pacific Investment Management Company LLC (“PIMCO”) in the Sub-advisers and portfolio managers chart on page 23 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Mark R. Kiesel, Managing Director and CIO, PIMCO	2014
Scott A. Mather, Managing Director and CIO, PIMCO	2014
Mihir P. Worah, Managing Director and CIO, PIMCO	2014

In addition, the following replaces the disclosure for PIMCO in the Fund management section under the heading The Sub-advisers on page 60 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Core Fixed Income Investments	Pacific Investment Management Company (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	25%	Mark R. Kiesel, Managing Director and CIO (1996-present), Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research. He joined PIMCO in 1996 and previously served as PIMCO’s global head of investment grade corporate bonds and as a senior credit analyst.	2014

			Scott A. Mather, Managing Director and CIO (1998-present) Mr. Mather is CIO U.S. Core Strategies, and a managing director in the Newport Beach office. Previously, he was head of global portfolio management. Before that, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage- and asset-backed securities team. He originally joined PIMCO in 1998.	2014

Mihir P. Worah, Managing Director and CIO (2001-present) Mr. Worah is CIO Real Return and Asset Allocation, and a managing director in the Newport Beach office, a portfolio manager, and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter.	2014

INTERNATIONAL FIXED INCOME INVESTMENTS

In response to changes to the portfolio management team at the Fund’s Sub-adviser that occurred on or about October 31, 2014, the following replaces the disclosure for PIMCO in the Sub-advisers and portfolio managers chart on page 30 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Sachin Gupta, Executive Vice President and Portfolio Manager, PIMCO	2014
Kendall Miller, CFA®, Senior Vice President and Portfolio Manager, PIMCO	2014
Michael A. Gomez, Managing Director and Portfolio Manager, PIMCO	2012

In addition, the following replaces the disclosure for PIMCO in the Fund management section under the heading The Sub-advisers on page 61 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
International Fixed Income Investments	Pacific Investment Management Company (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	90%

Sachin Gupta,

Executive Vice President and Portfolio Manager

(2003-present) Mr. Gupta is an executive vice president and portfolio manager in the Newport Beach office and manages global portfolios. Previously, he was in the London office and managed European LDI portfolios. Additionally, he was part of PIMCO’s global portfolio management team in the Singapore office. In these roles, he focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO in 2003, he was in the fixed income and currency derivatives group at ABN AMRO Bank.

				2014

	Kendall Miller, CFA® Senior Vice President and Portfolio Manager (1996-present) Mr. Miller is a senior vice president and portfolio manager in the Newport Beach office, focusing on international portfolios. He was previously a quantitative/research analyst, developing risk management applications and models as well as mortgage-backed securities trading applications. Prior to joining PIMCO in 1996, he was with ABN AMRO as a structured finance analyst responsible for commercial mortgage- and asset-backed securities cash flow modeling.	2014

10%	Michael A. Gomez, Managing Director and Portfolio Manager (2003-present), Mr. Gomez is a managing director in the Newport Beach office, global portfolio manager and co-head of the emerging markets portfolio management team. Prior to joining PIMCO, he was responsible for market making and proprietary trading of emerging markets bonds for Goldman Sachs.	2012

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED NOVEMBER 14, 2014,

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2014 (as revised June 3, 2014 and September 5, 2014)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

CORE FIXED INCOME INVESTMENTS

In response to changes to the portfolio management team at one of the Fund’s Sub-advisers that occurred on or about September 26, 2014, the following replaces the disclosure for Pacific Investment Management Company LLC (“PIMCO”) for the Core Fixed Income Investments in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” beginning on page 58 of the SAI:

Core Fixed Income Investments

Pacific Investment Management Company LLC

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott A. Mather*	17	$26,503.97 million	41	$30,525.92 million	79	$30,726.18 million
Mark R. Kiesel*	9	$44,965.82 million	38	$47,715.62 million	137	$67,902.61 million
Mihir P. Worah*	31	$56,282.40 million	22	$12,887.79 million	53	$29,573.54 million

*	Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2014 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott A. Mather	0	$0	3	$1,112.57 million	13	$6,422.11 million
Mark R. Kiesel	0	$0	8	$6,552.43 million	14	$4,844.97 million
Mihir P. Worah	0	$0	1	$213.85 million	7	$1,578.23 million

INTERNATIONAL FIXED INCOME INVESTMENTS

In response to changes to the portfolio management team at the Fund’s Sub-adviser that occurred on or about October 31, 2014, the following replaces the disclosure for PIMCO for the International Fixed Income Investments in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” beginning on page 60 of the SAI:

International Fixed Income Investments

Pacific Investment Management Company LLC

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sachin Gupta*	0	$0	1	$487.70 million	0	$0
Kendall Miller, CFA®*	0	$0	192	$84,602.90 million	2	$21.19 million
Michael A. Gomez*	5	$25,605.79 million	22	$23,844.31 million	22	$13,042.65 million

*	Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2014 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sachin Gupta	0	$0	0	$0	0	$0
Kendall Miller, CFA®	0	$0	8	$3,030.43 million	0	$0
Michael A. Gomez	0	$0	0	$0	0	$0